LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Lease cost	¥ 19,103	$ 2,617	¥ 20,875	¥ 21,797
Operating lease costs	2,093	287	10,349	21,567
Short-term lease costs	17,010	2,330	10,526	230
Cash payments for operating leases	¥ 2,085	$ 286	¥ 11,749	¥ 24,795
Weighted-average remaining lease terms	4 years 8 months 4 days	4 years 8 months 4 days	2 years 1 month 17 days
Weighted average incremental borrowing rates	6.32%	6.32%	7.68%